Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Total	Ordinary shares	Deferred Shares	Common shares Ordinary shares	Common shares Deferred Shares	Common shares Deferred B shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (shares) at Dec. 31, 2019				44,983,006	34,425	88,893,548	1
Beginning balance at Dec. 31, 2019	$ 254,839			$ 2	$ 0	$ 118	$ 0	$ 500,560	$ (8,691)	$ (237,150)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)				7,250,000
Issuance of ordinary shares, net of issuance costs	73,953			$ 1				73,952
Share-based compensation expense	20,021							20,021
Restricted shares - forfeited (shares)				(1,969)
Restricted shares - forfeited	0
Exercise of stock options (shares)				115,194
Exercise of stock options	483							483
Unrealized gain (loss) on foreign currency translation	2,830								2,830
Net loss	(142,094)									(142,094)
Ending balance (shares) at Dec. 31, 2020				52,346,231	34,425	88,893,548	1
Ending, balance at Dec. 31, 2020	210,032			$ 3	$ 0	$ 118	$ 0	595,016	(5,861)	(379,244)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)				38,202,155
Issuance of ordinary shares, net of issuance costs	228,161			$ 1				228,160
Share-based compensation expense	9,937							9,937
Vesting of restricted stock (in shares)				163,375
Vesting of restricted stock	$ 0
Exercise of stock options (shares)	196,069			196,069
Exercise of stock options	$ 127							127
Issuance of warrants, net of transaction costs	9,868	$ 6,400						9,868
Unrealized gain (loss) on foreign currency translation	(2,709)								(2,709)
Net loss	(142,096)									(142,096)
Ending balance (shares) at Dec. 31, 2021				90,907,830	34,425	88,893,548	1
Ending, balance at Dec. 31, 2021	313,320			$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)				81,927,012
Issuance of ordinary shares, net of issuance costs	152,390			$ 4				152,386
Share-based compensation expense	12,014							12,014
Vesting of restricted stock (in shares)				76,804
Vesting of restricted stock	$ 0
Exercise of stock options (shares)	162,864			162,864
Exercise of stock options	$ 117							117
Unrealized gain (loss) on foreign currency translation	(30,328)								(30,328)
Net loss	(148,839)									(148,839)
Ending balance (shares) at Dec. 31, 2022			34,425	173,074,510	34,425	88,893,548	1
Ending, balance at Dec. 31, 2022	$ 298,674			$ 8	$ 0	$ 118	$ 0	$ 1,007,625	$ (38,898)	$ (670,179)